(ICON)

Prudential
World
Fund, Inc.
--------------------------
International Stock Series

SEMI
ANNUAL
REPORT
April 30, 1997

(LOGO)

Prudential World Fund, Inc.
International Stock Series

Performance At A Glance.
We are pleased to report that the Prudential World
Fund -- International Stock Series performed significantly better during the last six months than competing funds measured by Lipper Analytical Services and international stocks in general as measured by the Morgan Stanley Europe, Australasia and Far East (EAFE) Index. Your Series' strong performance was the result of its heavy emphasis on European stocks.

                                   Six     One       Three     Since
                                  Months   Year      Years   Inception2
 Cumulative         Class A        9.7%     N/A       N/A       10.0%
   Total            Class B        9.3      N/A       N/A        9.5
  Returns1          Class C        9.3      N/A       N/A        9.5
As of 4/30/97       Class Z        9.9     11.1%     30.4%      93.1
                    Lipper Int'l
                    Funds Avg3     6.2      5.4      20.9        ***

                                  One       Three     Since
                                  Year      Years   Inception2
  Average
Annual Total
 Returns1            Class Z      15.4%     10.2%      16.1%
As of 3/31/97

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Investments Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 5% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares will automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class Z shares are not subject to a sales charge or a distribution fee.

2Inception dates: 9/23/96 Class A, Class B and Class C; 11/5/92 Class Z. Since Class A, B and C shares have been in existence less than one year, no average annual returns are presented. Class Z shares were issued on 9/20/96 in connection with the reorganization of the International Stock Fund, the assets and liabilities of which were transferred and exchanged for Class Z shares of the Series. The Series is the "accounting" survivor of the reorganization. Accordingly, Class Z performance results date from the inception of the International Stock Fund.

3Lipper returns are for 91 funds for six months, 78 funds for one year, and 77 funds for three years.

*** Lipper Since Inception returns are: Class A, B, and C, 5.5% for 388 funds; Class Z, 74.6% for 107 funds.

How Investments Compared.
   (As of 4/30/97)
       (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns.
These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Peter F. Spano, Fund Manager                       (PICTURE)

Portfolio
Manager's Report

The Prudential World Fund -- International Stock Series invests in stocks of companies located outside the U.S. We use a disciplined investment style to seek bargain-priced stocks that we think will provide long-term capital appreciation. There are special risks associated with foreign investments, including political, economic and social risks, and potential illiquidity. There can be no assurance that the Series will achieve its investment objective.

Looking For
Value.
Portfolio Manager Peter Spano selects securities for the portfolio with an eye for value. He searches for individual stocks with low price-to-earnings, price-to-book value, and price-to-cash flow ratios and high dividend yields. Peter's primary focus is on the company, and not the country, region or industry in which it is located.

Strategy Session.

Europe Dominates.
Our strategy is to look for bargain opportunities in individual stocks rather than trying to identify regions or countries that we think will perform well. As a result, we did not make any significant investment shifts during the past six months. With more than 60% of the Series' portfolio invested in Europe, we continue to find more bargains there than in any other region.

European countries have pledged to follow conservative fiscal policies to qualify for monetary unification behind a single currency in 1999. This political restraint combined with low inflation, low interest rates and modest economic growth has been a favorable backdrop for good corporate earnings. A number of portfolio holdings are enjoying strong and improving earnings, which has been reflected in their strong stock performance.

Looking Beyond Japan.
While an economic recovery appears to be underway in Japan, many stocks there remain very expensive, in our opinion. It's been difficult to find bargains there. Our strong performance during the last six months was in part a result of our relatively small position in Japan.

We did slightly increase our holdings in the Pacific Basin outside Japan during the last six months. As economic growth slowed in this region albeit from levels already significantly higher than the U.S. and Europe, we did find some limited opportunities. We believe this to be a temporary pause before growth resumes. And when it does, we look forward to making a more substantial commitment to this region.

    Portfolio Breakdown.
 Expressed as a percentage of
total investments as of 4/30/97.
          (PIE CHART)

What Went Well.

Light On Japan.
Our small position in Japan (about 5% of total investments, about a third of what many international stock indexes hold) and the positive performance of our Japanese investments was a significant contributor to our superior performance over the past six months. While we continue to monitor the Japanese market closely, we don't see many compelling bargains. So we may continue to hold fewer assets in Japanese stocks than our competition for some time to come.

Let's Do Europe.
Continental Europe provided many of our best-performing stocks during the reporting period. We did well in Italy, where packaged milk maker Parmalat expanded successfully into emerging markets, and clothing retailer Benetton rebounded.
Netherlands-based financial services conglomerate ING enjoyed good global growth.

Sweden also was a bright spot. Consumer goods companies such as Electrolux, SKF and Volvo, enjoyed both a surge in local demand (because of an economic upswing) and growing worldwide demand for exports. In Spain, interest rate-sensitive stocks such as banks and electric utilities did well as interest rates declined and earnings rose.
Finally, in Switzerland, rising stock prices for pharmaceutical company Novartis, Swiss Bank Corp.
and Sulzer, helped our performance.

Oh, Canada!
We also were successful in Canada, where banks and retailers, especially Canadian Tire, were beneficiaries of an economy that continues to improve in a low inflation environment.

Five Largest Holdings.
2.3%   Benetton Group S.P.A.
       Textiles & Apparel
2.2%   Bank of Nova Scotia
       Commercial Banking
2.2%   Pioneer International
       Building Materials
2.2%   SMH - Swiss Corp.
       Electronics
2.1%   ING Groep NV
       Financial Services

Expressed as a percentage of total net assets as of 4/30/97.

And Not So Well.

Korean Slowdown.
Our Korean stocks performed poorly in line with the Korean equity market. This was due to deteriorating earnings caused by several events: declines in semiconductor prices and steel exports, and a general slowdown in economic activity in the Pacific
Rim countries. We believe the situation is improving.

Looking Ahead.
U.S. stocks have led their foreign counterparts for almost seven and a half years now, a pattern we expect to change shortly. After all, the bull market in U.S. stocks has gone on much longer than most experts had anticipated. To us, this trend means risk is higher in U.S. stocks than in foreign stocks. Already, we have seen increasing interest in international investing among individual and institutional investors alike, and an increase in demand for non-U.S. stocks by local investors. These are signs that demand for foreign stocks may be increasing, which could drive prices up.

President's Letter                                      June 9, 1997
(PICTURE)

                         Staying The Course.

Dear Shareholder:

With the midpoint of 1997 upon us, I'm pleased to report that the recent news from the financial markets has been decidedly upbeat. The Dow Jones Industrial Average has gained nearly 17% through mid-June, while lower long-term interest rates have made bonds an attractive investment.

This stands in contrast to April when the Dow fell 10% from a record high on fears of higher interest rates and surging inflation.
Interest rates have since fallen as the economy slowed and the Dow has reached several new highs.

The market swings we've seen this year illustrate the importance of "staying the course" to your financial goal. We realize that maintaining investment discipline when faced with market uncertainty isn't easy. Here are some thoughts that may help:

-- Keep Your Expectations Realistic. The best investors know that financial markets rise and fall -- and so too, will the value of their investments. Over time, however, stocks have been shown to produce very attractive returns that were well ahead of inflation.

-- Remember Your Time Horizon. If your investment goals are long term (several years or more), so should your time horizon.
During this period, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

-- We're On Your Side. Your Prudential Securities Financial Advisor or Pruco Securities Registered Representative can help you understand what's happening in the financial markets. They can assist you in making informed decisions based upon a thorough knowledge of your financial needs and long-term goals. Call him or her today.

Thank you for your continued confidence in Prudential mutual funds. We'll do everything we can to keep you informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as           PRUDENTIAL WORLD FUND, INC.
of April 30, 1997 (Unaudited)         INTERNATIONAL STOCK SERIES
------------------------------------------------------------

Shares       Description                    Value (Note 1)
    ------------------------------------------------------------
LONG-TERM INVESTMENTS--90.1%
COMMON STOCKS
    ------------------------------------------------------------
Argentina--3.3%
  90,000     Telecom Argentina (ADR)(Utilities)    $  4,500,000
 175,000     YPF Sociedad Anonima (ADR)
                (Oil & Gas)                           4,834,375
                                                   ------------
                                                      9,334,375
------------------------------------------------------------
Australia--8.4%
1,600,000    CSR, Ltd. (Multi-Industry)               5,917,603
 920,000     Mayne Nickless Ltd.
                (Multi-Industry)                      5,706,929
 425,000     National Australia Bank Ltd.
                (Commercial Banking)                  5,819,874
1,900,000    Pioneer International Ltd.
                (Building Materials &
                Components)                           6,256,242
                                                   ------------
                                                     23,700,648
------------------------------------------------------------
Canada--4.5%
  38,000     Alcan Aluminum Ltd. (Metals)             1,287,250
 165,000     Bank of Nova Scotia (Commercial
                Banking)                              6,268,889
 284,000     Canadian Tire Corp., Ltd., Class A
                (Automotive Parts)                    5,156,056
                                                   ------------
                                                     12,712,195
------------------------------------------------------------
France--5.7%
  40,000     Christian Dior S.A. (Textiles &
                Apparel)                              5,937,366
  49,000     Peugeot S.A. (Automobile
                Manufacturing)                        4,885,285
  55,000     Societe Nationale Elf Aquitaine
                (Energy)                              5,341,914
                                                   ------------
                                                     16,164,565
Italy--6.2%
1,200,000    Banca Fideuram S.P.A. (Financial
                Services)                          $  3,017,632
 150,000     Banca Popolare Di Bergamo Credito
                Vaesino S.P.A. (Banks)                2,193,047
 500,000     Benetton Group S.P.A. (ADR)
                (Textiles & Apparel)                  6,506,038
3,950,000    Parmalat Finanziaria S.P.A.
                (Agriculture)                         5,751,922
                                                   ------------
                                                     17,468,639
------------------------------------------------------------
Japan--4.9%
 530,000     Hitachi, Ltd. (Electrical
                Equipment)                            4,800,347
 320,000     Matsushita Electric Industrial Co.,
                Ltd. (Electrical Equipment)           5,116,169
  54,000     Sony Corp. (Electronics)                 3,929,747
                                                   ------------
                                                     13,846,263
------------------------------------------------------------
Korea--4.5%
 180,000     Korea Electric Power Corp.
                (Electrical Power)                    5,367,713
  56,697     Korea Long Term Credit Bank (Banks
                & Financial Services)                   737,315
  98,000     Korea Zinc (Metals-Non Ferrous)          2,021,525
  30,575     L.G. Construction Ltd.
                (Construction & Housing)                452,455
  17,600     Pohang Iron & Steel Co., Ltd.
                (Metal-Steel)                         1,057,579
  28,068     Samsung Electronics Co., Ltd.
                (Manufacturing)                       1,906,862
  60,020     Tong Yang Cement Co. (Construction
                & Housing)                            1,157,336
                                                   ------------
                                                     12,700,785

--------------------------------------------------------------------------------
                                     -----
See Notes to Financial Statements.     3

Portfolio of Investments as           PRUDENTIAL WORLD FUND, INC.
of April 30, 1997 (Unaudited)         INTERNATIONAL STOCK SERIES
------------------------------------------------------------

Shares       Description                    Value (Note 1)
    ------------------------------------------------------------
Netherlands--9.3%
  42,000     AKZO N.V. (Chemicals)                 $  5,418,658
 152,000     ING Groep N.V. (Financial Services)      5,976,870
 176,000     KLM Royal Dutch Airlines
                (Airlines/Military Technology)        5,210,794
 160,000     Pakhoed Holdings N.V. (Energy
                Equipment & Services)                 5,222,308
 105,000     Stork N.V. (Machinery &
                Engineering)                          4,528,142
                                                   ------------
                                                     26,356,772
------------------------------------------------------------
New Zealand--4.7%
2,200,000    Carter Holt Harvey Ltd. (Forestry &
                Paper)                                4,877,711
 700,000     Fisher & Paykel Industries Ltd.
                (Consumer Durable Goods)              2,512,298
2,400,000    Lion Nathan Ltd. (Beverages &
                Tobacco)                              5,770,110
                                                   ------------
                                                     13,160,119
------------------------------------------------------------
Norway--1.9%
  70,000     Orkla A.S. (Food & Household
                Products)                             5,424,372
------------------------------------------------------------
Spain--5.4%
  80,000     Banco Bilbao Vizcaya, S.A.
                (Commercial Banking)                  5,393,443
  30,000     Banco de Andalucia S.A. (Commercial
                Banking)                              3,946,422
 520,000     Iberdrola, S.A. (Utilities)              5,878,524
                                                   ------------
                                                     15,218,389
------------------------------------------------------------
Sweden--7.5%
  94,000     Electrolux AB (Appliances)               5,398,851
 235,000     SKF International AB (Consumer
                Goods)                                5,098,915
 253,000     Svedala Industri AB (Engineering &
                Construction)                      $  4,649,904
 235,000     Volvo AB (Automobile Manufacturing)      5,923,740
                                                   ------------
                                                     21,071,410
------------------------------------------------------------
Switzerland--9.5%
  20,000     Valora Holding AG (Merchandising)        4,377,974
   3,720     Novartis A.G. (ADR) (Drugs & Health
                Care)                                 4,911,108
  11,000     SMH-Swiss Corp. for
                Microelectronics and Watchmaking
                Industries Ltd. (Electronics)         6,244,052
   8,000     Sulzer Brothers Ltd. (Machinery &
                Engineering)                          5,520,055
  27,000     Swiss Bank Corp. (Banks & Financial
                Services)                             5,910,265
                                                   ------------
                                                     26,963,454
------------------------------------------------------------
United Kingdom--14.3%
 700,000     Allied-Lyons PLC (Beverages &
                Tobacco)                              4,949,610
2,100,000    British Steel PLC (Steel)                4,847,204
 800,000     British Telecom PLC
                (Telecommunications)                  5,877,763
2,100,000    Coats Viyella PLC (Textiles &
                Apparel)                              4,437,581
 381,428     Lloyds TSB Group PLC (Finance)           3,490,637
 465,000     National Westminster Bank PLC
                (Commercial Banking)                  5,517,718
 755,000     Rank Group PLC (Media)                   5,215,783
 473,000     Takare PLC (Health Services)               961,070
 900,000     Tesco PLC (Food & Household
                Products)                             5,237,321
                                                   ------------
                                                     40,534,687
                                                   ------------
             Total long-term investments
                (cost $215,399,707)                 254,656,673
                                                   ------------

--------------------------------------------------------------------------------
                                     -----
See Notes to Financial Statements.     4

PRUDENTIAL WORLD FUND, INC.
INTERNATIONAL STOCK SERIES
Portfolio of Investments as of April 30, 1997 (Unaudited)
------------------------------------------------------------

Principal
Amount
(000)        Description                    Value (Note 1)
------------------------------------------------------------
SHORT-TERM INVESTMENT--14.2%
------------------------------------------------------------
Repurchase Agreement
$ 39,963     Joint Repurchase Agreement Account,
                5.42%, 5/1/97
                (cost $39,963,000; Note 5)         $ 39,963,000
                                                   ------------
------------------------------------------------------------
Total Investments--104.3%
             (cost $255,362,707; Note 4)            294,619,673
             Liabilities in excess of other
                assets--(4.3%)                      (12,059,151)
                                                   ------------
             Net Assets--100%                      $282,560,522
                                                   ------------
                                                   ------------

---------------
ADR--American Depository Receipt.
--------------------------------------------------------------------------------
                                     -----
See Notes to Financial Statements.     5

Statement of Assets and Liabilities         PRUDENTIAL WORLD FUND, INC.
(Unaudited)                                 INTERNATIONAL STOCK SERIES
--------------------------------------------------------------------------------

Assets                                                                                                           April 30, 1997
Investments, at value (cost $255,362,707)...................................................................       $294,619,673
Foreign currency, at value (cost $499,694)..................................................................            497,510
Receivable for Series shares sold...........................................................................          2,174,303
Interest and dividends receivable...........................................................................          1,401,402
Deferred expenses and other assets..........................................................................              9,998
                                                                                                                  --------------
   Total assets.............................................................................................        298,702,886
                                                                                                                  --------------
Liabilities
Payable for investments purchased...........................................................................         13,989,137
Payable for Series shares reacquired........................................................................          1,672,102
Accrued expenses and other liabilities......................................................................            245,370
Management fee payable......................................................................................            192,165
Distribution fee payable....................................................................................             43,590
                                                                                                                  --------------
   Total liabilities........................................................................................         16,142,364
                                                                                                                  --------------
Net Assets..................................................................................................       $282,560,522
                                                                                                                  --------------
                                                                                                                  --------------
Net assets were comprised of:
   Common stock, at par.....................................................................................       $    159,385
   Paid-in capital in excess of par.........................................................................        238,319,001
                                                                                                                  --------------
                                                                                                                    238,478,386
   Undistributed net investment income......................................................................          1,031,235
   Accumulated net realized gain on investments.............................................................          3,820,140
   Net unrealized appreciation on investments and foreign currencies........................................         39,230,761
                                                                                                                  --------------
Net assets, April 30, 1997..................................................................................       $282,560,522
                                                                                                                  --------------
                                                                                                                  --------------
Class A:
   Net asset value and redemption price per share
      ($19,764,309 / 1,114,986 shares of common stock issued and outstanding)...............................             $17.73
   Maximum sales charge (5% of offering price)..............................................................                .93
                                                                                                                  --------------
   Maximum offering price to public.........................................................................             $18.66
                                                                                                                  --------------
                                                                                                                  --------------
Class B:
   Net asset value, offering price and redemption price per share
      ($46,299,583 / 2,619,074 shares of common stock issued and outstanding)...............................             $17.68
                                                                                                                  --------------
                                                                                                                  --------------
Class C:
   Net asset value, offering price and redemption price per share
      ($8,171,301 / 462,242 shares of common stock issued and outstanding)..................................             $17.68
                                                                                                                  --------------
                                                                                                                  --------------
Class Z:
   Net asset value, offering price and redemption price per share
      ($208,325,329 / 11,742,247 shares of common stock issued and outstanding).............................             $17.74
                                                                                                                  --------------
                                                                                                                  --------------

--------------------------------------------------------------------------------
                                     -----
See Notes to Financial Statements.     6

                                            PRUDENTIAL WORLD FUND, INC.
Statements of Operations (Unaudited)        INTERNATIONAL STOCK SERIES
--------------------------------------------------------------------------------

                                                                                                                     Six Months
                                                                                                                       Ended
Net Investment Income                                                                                              April 30, 1997
Income
   Dividends (net of foreign withholding taxes of $530,516)...................................................      $  3,596,251
   Interest...................................................................................................           499,959
                                                                                                                   --------------
      Total income............................................................................................         4,096,210
                                                                                                                   --------------
Expenses
   Management fee.............................................................................................         1,092,931
   Distribution fee--Class A..................................................................................             6,614
   Distribution fee--Class B..................................................................................            61,302
   Distribution fee--Class C..................................................................................            11,663
   Transfer agent's fees and expenses.........................................................................           197,000
   Custodian's fees and expenses..............................................................................           186,000
   Reports to shareholders....................................................................................           155,500
   Registration fees..........................................................................................           140,500
   Audit fees and expenses....................................................................................            10,000
   Amortization of deferred organization expenses.............................................................             6,637
   Legal fees and expenses....................................................................................             5,000
   Directors' fees............................................................................................             2,500
   Miscellaneous..............................................................................................            17,144
                                                                                                                   --------------
      Total expenses..........................................................................................         1,892,791
                                                                                                                   --------------
Net investment income.........................................................................................         2,203,419
                                                                                                                   --------------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
   Investment transactions....................................................................................         3,506,307
   Foreign currency transactions..............................................................................          (274,199)
                                                                                                                   --------------
                                                                                                                       3,232,108
                                                                                                                   --------------
Net change in unrealized appreciation on:
   Investments................................................................................................        14,002,269
   Foreign currencies.........................................................................................           (28,238)
                                                                                                                   --------------
                                                                                                                      13,974,031
                                                                                                                   --------------
Net gain on investments and foreign currencies................................................................        17,206,139
                                                                                                                   --------------
Net Increase in Net Assets
Resulting from Operations.....................................................................................      $ 19,409,558
                                                                                                                   --------------
                                                                                                                   --------------

--------------------------------------------------------------------------------
                                     -----
See Notes to Financial Statements.     7

Statements of Changes in Net Assets        PRUDENTIAL WORLD FUND, INC.
(Unaudited)                                INTERNATIONAL STOCK SERIES
--------------------------------------------------------------------------------

                                                                                                 October 1,
                                                                            Six Months              1996                Year
                                                                               Ended               Through              Ended
Increase (Decrease)                                                          April 30,           October 31,        September 30,
In Net Assets                                                                  1997                 1996                1996
Operations
   Net investment income (loss)......................................      $   2,203,419        $    (127,030)      $  2,552,778
   Net realized gain on investment and foreign currency
      transactions...................................................          3,232,108              814,988          4,753,897
   Net change in unrealized appreciation of investments and foreign
      currencies.....................................................         13,974,031              496,864          7,438,658
                                                                          ---------------      ---------------      -------------
   Net increase in net assets resulting from operations..............         19,409,558            1,184,822         14,745,333
                                                                          ---------------      ---------------      -------------
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class A........................................................             (1,745)                  --                 --
      Class B........................................................                (23)                  --                 --
      Class C........................................................                 (2)                  --                 --
      Class Z........................................................         (2,801,611)                  --         (1,739,771 )
                                                                          ---------------      ---------------      -------------
                                                                              (2,803,381)                  --         (1,739,771 )
                                                                          ---------------      ---------------      -------------
   Distributions from net realized gains
      Class A........................................................             (1,514)                  --                 --
      Class B........................................................                (24)                  --                 --
      Class C........................................................                 (2)                  --                 --
      Class Z........................................................         (2,381,370)                  --                 --
                                                                          ---------------      ---------------      -------------
                                                                              (2,382,910)                  --                 --
                                                                          ---------------      ---------------      -------------
Series share transactions (Note 6)
   Net proceeds from shares sold.....................................        179,658,195            9,340,491        115,942,217
   Net asset value of shares issued in reinvestment of dividends and
      distributions..................................................          5,185,219                   --          1,739,771
   Cost of shares reacquired.........................................       (106,941,404)          (8,477,063)       (78,985,777 )
                                                                          ---------------      ---------------      -------------
   Net increase in net assets from Series share transactions.........         77,902,010              863,428         38,696,211
                                                                          ---------------      ---------------      -------------
Total increase.......................................................         92,125,277            2,048,250         51,701,773
Net Assets
Beginning of period..................................................        190,435,245          188,386,995        136,685,222
                                                                          ---------------      ---------------      -------------
End of period........................................................      $ 282,560,522        $ 190,435,245       $188,386,995
                                                                          ---------------      ---------------      -------------
                                                                          ---------------      ---------------      -------------

--------------------------------------------------------------------------------
                                     -----
See Notes to Financial Statements.     8

                                                  PRUDENTIAL WORLD FUND, INC.
Notes to Financial Statements (Unaudited)         INTERNATIONAL STOCK SERIES
--------------------------------------------------------------------------------
Prudential World Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end, diversified management investment company and consists of two series. The International Stock Series (the 'Series'), commenced investment operations in November, 1992.
The investment objective of the Series is to achieve long-term growth of capital through investment in equity securities of foreign issuers. Income is a secondary objective. The Series seeks to achieve its objective primarily through investment in a diversified portfolio of securities which consist of equity securities of foreign issuers.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements.
Securities Valuation: Securities traded on an exchange (whether domestic or foreign) are valued at the last reported sales price on the primary exchange on which they are traded. Securities traded in the over-the-counter market (including securities listed on exchanges for which a last sales price is not available) are valued at the average of the last reported bid and asked prices. Any security for which a reliable market quotation is unavailable is valued at fair value considering factors determined in good faith by the investment adviser under procedures established by and under the general supervision of the Series' Board of Directors.
Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.
In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Series' policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series may be delayed or limited.
All securities are valued as of 4:15 p.m., New York time.
Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
(i) market value of investment securities, other assets and liabilities - at the closing rates of exchange.
(ii) purchases and sales of investment securities, income and expenses - at the rate of exchange prevailing on the respective dates of such transactions. Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.
Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Series' books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal period end exchange rates are reflected as a component of net unrealized appreciation on investments and foreign currencies.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.
Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.
Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
--------------------------------------------------------------------------------
                                     -----
                                       9

                                               PRUDENTIAL WORLD FUND, INC.
Notes to Financial Statements (Unaudited)      INTERNATIONAL STOCK SERIES
--------------------------------------------------------------------------------
Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. Therefore, no federal income tax provision is required.
Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series' understanding of the applicable country's tax rules and regulations.
Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.
Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
Reclassification of Capital Accounts: The Series accounts for and reports distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gains, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to decrease undistributed net investment income and increase accumulated net realized gain on investments by $274,199 for the six months ended April 30, 1997, due to realized and recognized currency losses during the period. Net investment income, net realized gains and net assets were not affected by this change.
Deferred Organization Expenses: Approximately $64,000 of costs were incurred in connection with the organization and initial registration of the Series and are being amortized ratably over the period of benefit not to exceed 60 months from the date of the Series' commencement of investment operations.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with Mercator Asset Management, L.P. ('Mercator'); Mercator furnishes investment advisory services in connection with the management of the Series. PIFM pays for the cost of the subadviser's services, the compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
The management fee paid PIFM is computed daily and payable monthly at an annual rate of 1% of the average daily net assets of the Series. PIFM pays Mercator at an annual rate of .75 of 1% of the Series average daily net assets up to and including $50 million, .60 of 1% of the Series' average daily net assets in excess of $50 million up to and including $300 million and .45 of 1% of the Series' average daily net assets in excess of $300 million.
The Fund has a distribution agreement with Prudential Securities Incorporated ('PSI') which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PSI for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the 'Class A, B and C plans') regardless of expenses actually incurred by PSI. The distribution fees are accrued daily and payable monthly. PSI also incurs the expenses of distributing the Fund's Class Z shares under the distribution agreement, none of which is reimbursed or paid for by the Series. Pursuant to the Class A, B and C Plans, the Series compensates PSI for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B, and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares respectively, for the six months ended April 30, 1997.
PSI has advised the Series that it has received approximately $496,600 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 1997. From these fees, PSI paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.
PSI has advised the Series that for the six months ended April 30, 1997, it received approximately $2,700 in contingent deferred sales charges imposed upon certain redemptions by Class B shareholders.
PSI and PIFM are indirect, wholly-owned subsidiaries of The Prudential Insurance Company of America.
The Series, along with other affiliated registered investment companies (the 'Funds'), entered into a credit agreement (the 'Agreement') on December 31, 1996 with an unaffiliated lender. The maximum commitment under the Agreement is $200,000,000. The Agreement expires on December 30, 1997. Interest on any such borrowings outstanding will be
--------------------------------------------------------------------------------
                                     -----
                                              PRUDENTIAL WORLD FUND, INC.
Notes to Financial Statements (Unaudited)     INTERNATIONAL STOCK SERIES
--------------------------------------------------------------------------------
at market rates. The purpose of the Agreement is to serve as an alternative source of funding for capital share redemptions. The Series has not borrowed any amounts pursuant to the Agreement as of April 30, 1997. The Funds pay a commitment fee at an annual rate of .055 of 1% on the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro-rata basis by the Funds.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly-owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended April 30, 1997, the Series incurred fees of approximately $204,000 for the services of PMFS. As of April 30, 1997 approximately $38,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments for the six months ended April 30, 1997 were $72,262,725 and $12,750,412, respectively.
The federal income tax basis and unrealized appreciation/depreciation of the Series' investments as of April 30, 1997 was substantially the same as for financial reporting purposes and accordingly, net unrealized appreciation on investments for federal income tax purposes was $39,256,966 (gross unrealized appreciation--$47,915,060, gross unrealized depreciation--$8,658,094).
------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account
The Series, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of April 30, 1997, the Series had a 4.93% undivided interest in the joint account. The undivided interest for the Series represents $39,963,000, in the principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:
CS First Boston Corp., 5.50%, dated 4/30/97, in the principal amount of $208,000,000, repurchase price $208,031,778, due 5/1/97. The value of the collateral including accrued interest was $214,501,123.
J.P. Morgan Securities, 5.42%, dated 4/30/97, in the principal amount of $208,000,000, repurchase price $208,031,316, due 5/1/97. The value of the collateral including accrued interest was $212,160,231.
SBC Warburg, 5.30%, dated 4/30/97, in the principal amount of $144,000,000, repurchase price $144,021,200, due 5/1/97. The value of the collateral including accrued interest was $146,969,072.
Smith Barney, Inc., 5.25% and 5.44%, both dated 4/30/97, in the principal amount of $43,121,000 and $208,000,000 respectively, repurchase price $43,127,288 and $208,031,431 respectively, due 5/1/97. The value of the combined collateral including accrued interest was $256,144,337.
------------------------------------------------------------
Note 6. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
There are 500 million authorized shares of $.01 par value common stock, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 125 million authorized shares.
--------------------------------------------------------------------------------
                                     -----
                                                 PRUDENTIAL WORLD FUND, INC.
Notes to Financial Statements (Unaudited)        INTERNATIONAL STOCK SERIES
--------------------------------------------------------------------------------
Transactions in shares of common stock for the six months ended April 30, 1997, the period October 1, 1996 through October 31, 1996 and for the year ended September 30, 1996 were as follows:

Class A                                 Shares         Amount
------------------------------------  ----------    ------------
Six months ended April 30, 1997:
Shares sold.........................   1,320,388    $ 23,174,586
Shares issued in reinvestment of
  dividends and distributions.......         203           3,367
Shares reacquired...................    (205,917)     (3,619,524)
                                      ----------    ------------
Net increase in shares
  outstanding.......................   1,114,674    $ 19,558,429
                                      ----------    ------------
                                      ----------    ------------
October 1, 1996 through
  October 31, 1996:
Shares sold.........................         300    $      5,035
                                      ----------    ------------
                                      ----------    ------------
September 23, 1996(a) through
  September 30, 1996:
Shares sold.........................          12    $        200
                                      ----------    ------------
                                      ----------    ------------
Class B
------------------------------------
Six months ended April 30, 1997:
Shares sold.........................   2,659,486    $ 46,625,621
Shares issued in reinvestment of
  dividends and distributions.......           3              44
Shares reacquired...................     (40,531)       (707,641)
                                      ----------    ------------
Net increase in shares
  outstanding.......................   2,618,958    $ 45,918,024
                                      ----------    ------------
                                      ----------    ------------
October 1, 1996 through
  October 31, 1996:
Shares sold.........................         104    $      1,737
                                      ----------    ------------
                                      ----------    ------------
September 23, 1996(a) through
  September 30, 1996:
Shares sold.........................          12    $        200
                                      ----------    ------------
                                      ----------    ------------
Class C                               Shares              Amount
------------------------------------  ----------    ------------
Six months ended April 30, 1997:
Shares sold.........................     470,079    $  8,241,837
Shares reacquired...................      (7,849)       (137,333)
                                      ----------    ------------
Net increase in shares
  outstanding.......................     462,230    $  8,104,504
                                      ----------    ------------
                                      ----------    ------------
September 23, 1996(a) through
  September 30, 1996:
Shares sold.........................          12    $        200
                                      ----------    ------------
                                      ----------    ------------

---------------
(a) Commencement of offering of Class A, Class B and Class C shares.

Class Z
------------------------------------
Six months ended April 30, 1997:
Shares sold.........................   5,853,289    $101,616,151
Shares issued in reinvestment of
  dividends and distributions.......     312,157       5,181,808
Shares reacquired...................  (5,904,699)   (102,476,906)
                                      ----------    ------------
Net increase in shares
  outstanding.......................     260,747    $  4,321,053
                                      ----------    ------------
                                      ----------    ------------
October 1, 1996 through
  October 31, 1996:
Shares sold.........................     558,189    $  9,333,719
Shares reacquired...................    (506,630)     (8,477,063)
                                      ----------    ------------
Net increase in shares
  outstanding.......................      51,559    $    856,656
                                      ----------    ------------
                                      ----------    ------------
Year ended September 30, 1996:
Shares sold.........................   7,376,874    $115,941,617
Shares issued in reinvestment of
  dividends.........................     116,607       1,739,771
Shares reacquired...................  (5,027,997)    (78,985,777)
                                      ----------    ------------
Net increase in shares
  outstanding.......................   2,465,484    $ 38,695,611
                                      ----------    ------------
                                      ----------    ------------

--------------------------------------------------------------------------------
                                     -----
                                       12

                                             PRUDENTIAL WORLD FUND, INC.
Financial Highlights (Unaudited)             INTERNATIONAL STOCK SERIES
--------------------------------------------------------------------------------

                                                      Class A                                          Class B
                                    --------------------------------------------     --------------------------------------------
                                                   October 1,      September 23,                    October 1,      September 23,
                                    Six Months        1996            1996(c)        Six Months        1996            1996(c)
                                      Ended          Through          Through          Ended          Through          Through
                                    April 30,      October 31,     September 30,     April 30,      October 31,     September 30,
                                       1997           1996             1996             1997           1996             1996
                                    ----------     -----------     -------------     ----------     -----------     -------------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
   period.........................   $  16.59        $ 16.48          $ 16.54         $  16.57        $ 16.47          $ 16.54
                                    ----------         -----            -----        ----------         -----            -----
Income from investment
   operations:
Net investment income (loss)......        .16           (.01)              --              .11           (.02)              --
Net realized and unrealized gain
   (loss) on investment and
   foreign currency
   transactions...................       1.42            .12             (.06)            1.40            .12             (.07)
                                    ----------         -----            -----        ----------         -----            -----
   Total from investment
      operations..................       1.58            .11             (.06)            1.51            .10             (.07)
                                    ----------         -----            -----        ----------         -----            -----
Less distributions:
Dividends from net investment
   income.........................       (.24)            --               --             (.20)            --               --
Distributions from net realized
   gains..........................       (.20)            --               --             (.20)            --               --
                                    ----------         -----            -----        ----------         -----            -----
   Total distributions............       (.44)            --               --             (.40)            --               --
                                    ----------         -----            -----        ----------         -----            -----
Net asset value, end of period....   $  17.73        $ 16.59          $ 16.48         $  17.68        $ 16.57          $ 16.47
                                    ----------         -----            -----        ----------         -----            -----
                                    ----------         -----            -----        ----------         -----            -----
TOTAL RETURN(a)...................        9.7%           .67%            (.36)%            9.3%           .61%            (.42)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...   $ 19,764        $ 5,169(d)       $   199(d)      $ 46,300        $ 1,922(d)       $   199(d)
Average net assets (000)..........   $  5,335        $ 2,793(d)       $   199(d)      $ 12,362        $   313(d)       $   199(d)
Ratios to average net assets:(b)
   Expenses, including
      distribution fees...........       1.91%          2.05%            2.46%            2.66%          2.80%            3.21%
   Expenses, excluding
      distribution fees...........       1.66%          1.80%            2.21%            1.66%          1.80%            2.21%
   Net investment income (loss)...       1.84%         (1.03)%            .75%            1.09%         (1.78)%              0%
Portfolio turnover rate...........          6%             4%              15%               6%             4%              15%
Average commission rate paid per
   share..........................   $  .0302        $ .0256          $ .0222         $  .0302        $ .0256          $ .0222

---------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies/recoveries, as applicable.
(b) Annualized.
(c) Commencement of offering of Class A and Class B shares.
(d) Figures are actual and are not rounded to the nearest thousand.
--------------------------------------------------------------------------------
                                     -----
See Notes to Financial Statements.     13

                                             PRUDENTIAL WORLD FUND, INC.
Financial Highlights (Unaudited)             INTERNATIONAL STOCK SERIES
--------------------------------------------------------------------------------

                                                      Class C                                         Class Z
                                    --------------------------------------------     -----------------------------------------
                                                   October 1,      September 23,                    October 1,          Year
                                    Six Months        1996            1996(e)        Six Months        1996            Ended
                                      Ended          Through          Through          Ended          Through         September
                                    April 30,      October 31,     September 30,     April 30,      October 31,         30,
                                       1997           1996             1996             1997           1996             1996
                                    ----------     -----------     -------------     ----------     -----------       --------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
   period.........................    $16.57         $ 16.47          $ 16.54         $  16.59       $   16.48        $  15.25
                                       -----           -----            -----        ----------     -----------       --------
Income from investment
   operations:
Net investment income (loss)......       .11            (.02)              --              .17            (.01)            .22
Net realized and unrealized gain
   (loss) on investment and
   foreign currency
   transactions...................      1.40             .12             (.07)            1.42             .12            1.20
                                       -----           -----            -----        ----------     -----------       --------
   Total from investment
      operations..................      1.51             .10             (.07)            1.59             .11            1.42
                                       -----           -----            -----        ----------     -----------       --------
Less distributions:
Dividends from net investment
   income.........................      (.20)             --               --             (.24)             --            (.19)
Distributions from net realized
   gains..........................      (.20)             --               --             (.20)             --              --
                                       -----           -----            -----        ----------     -----------       --------
   Total distributions............      (.40)             --               --             (.44)             --            (.19)
                                       -----           -----            -----        ----------     -----------       --------
Net asset value, end of period....    $17.68         $ 16.57          $ 16.47         $  17.74       $   16.59        $  16.48
                                       -----           -----            -----        ----------     -----------       --------
                                       -----           -----            -----        ----------     -----------       --------
TOTAL RETURN(a)...................       9.3%            .61%            (.42)%            9.9%            .67%           9.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...    $8,171         $   200(f)       $   199(f)      $208,325       $ 190,428        $188,386
Average net assets (000)..........    $2,352         $   202(f)       $   199(f)      $200,349       $ 191,228        $161,356
Ratios to average net assets:
   Expenses, including
      distribution fees...........      2.66%(b)        2.80%(b)         3.21%(b)         1.66%(b)        1.80%(b)        1.61%(c)
   Expenses, excluding
      distribution fees...........      1.66%(b)        1.80%(b)         2.21%(b)         1.66%(b)        1.80%(b)        1.61%(c)
   Net investment income (loss)...      1.09%(b)       (1.78)%(b)           0%(b)         2.09%(b)        (.78)%(b)       1.58%(c)
Portfolio turnover rate...........         6%              4%              15%               6%              4%             15%
Average commission rate paid per
   share..........................    $.0302         $ .0256          $ .0222         $  .0302       $   .0256        $  .0222
                                                               November 5,
                                                                 1992(d)
                                         Year Ended              Through
                                        September 30,         September 30,
                                      1995         1994           1993
                                    --------     --------     -------------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
   period.........................  $  14.84     $  12.35        $ 10.00
                                    --------     --------         ------
Income from investment
   operations:
Net investment income (loss)......       .18(c)       .13(c)         .16(c)
Net realized and unrealized gain
   (loss) on investment and
   foreign currency
   transactions...................       .66         2.54           2.21
                                    --------     --------         ------
   Total from investment
      operations..................       .84         2.67           2.37
                                    --------     --------         ------
Less distributions:
Dividends from net investment
   income.........................      (.10)        (.03)          (.02)
Distributions from net realized
   gains..........................      (.33)        (.15)            --
                                    --------     --------         ------
   Total distributions............      (.43)        (.18)          (.02)
                                    --------     --------         ------
Net asset value, end of period....  $  15.25     $  14.84        $ 12.35
                                    --------     --------         ------
                                    --------     --------         ------
TOTAL RETURN(a)...................      5.95%       21.71%         23.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...  $136,685     $102,824        $31,708
Average net assets (000)..........  $118,927     $ 68,476        $14,491
Ratios to average net assets:
   Expenses, including
      distribution fees...........      1.60%(c)     1.60%(c)       1.60%(c)/(b)
   Expenses, excluding
      distribution fees...........      1.60%(c)     1.60%(c)       1.60%(c)/(b)
   Net investment income (loss)...      1.58%(c)     1.08%(c)       1.44%(c)/(b)
Portfolio turnover rate...........        20%          21%            15%
Average commission rate paid per
   share..........................       N/A          N/A            N/A

---------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies/recoveries, as applicable.
(b) Annualized.
(c) Net of expense subsidy/recovery.
(d) Commencement of investment operations.
(e) Commencement of offering of Class C shares.
(f) Figures are actual and are not rounded to the nearest thousand.
--------------------------------------------------------------------------------
                                     -----
See Notes to Financial Statements.     14

                                              PRUDENTIAL WORLD FUND, INC.
Supplemental Proxy Information                INTERNATIONAL STOCK SERIES
--------------------------------------------------------------------------------
   The Annual Meeting of Shareholders of the Prudential World Fund, Inc. (the 'Fund') was held on Wednesday, October 30, 1996 at the offices of Prudential Securities Incorporated, One Seaport Plaza, New York, New York. The meeting was held for the following purposes:
(1) To elect Directors as follows: Edward D Beach, Stephen C. Eyre, Delayne Dedrick Gold, Robert F. Gunia, Don G. Hoff, Robert E. LaBlanc, Mendel A. Melzer, Richard A. Redeker, Robin B. Smith, Stephen Stoneburn and Nancy H. Teeters.
(2) To approve changes in the Fund's fundamental investment restrictions as follows:
    a) To amend the Fund's restrictions regarding shares of other investment companies.
    b) To amend the Fund's restrictions regarding unseasoned issuers.
    c) To amend the Fund's restrictions regarding securities lending.
(3) To ratify the selection of Deloitte & Touche LLP as independent public accountants for the fiscal year ending October 31, 1997.
   The results of the proxy solicitation on the above matters were as follows:

Director/Matter                                                                    Votes for      Votes against     Abstentions
                                                                                   ----------     -------------     -----------
(1)   Edward D. Beach                                                              17,649,913          0               724,562
      Stephen C. Eyre                                                              17,661,633          0               712,842
      Delayne Dedrick Gold                                                         17,666,403          0               708,072
      Robert F. Gunia                                                              17,695,811          0               678,664
      Don G. Hoff                                                                  17,695,210          0               679,265
      Robert E. LaBlanc                                                            17,699,110          0               675,365
      Mendel A. Melzer                                                             17,671,148          0               703,327
      Richard A. Redeker                                                           17,689,892          0               684,583
      Robin B. Smith                                                               17,682,046          0               692,429
      Stephen Stoneburn                                                            17,680,268          0               694,207
      Nancy H. Teeters                                                             17,674,066          0               700,409
(2)   Investment Restrictions
      a) regarding shares of other investment companies                            12,767,141         703,902          857,721
      b) regarding unseasoned issuers                                              12,428,459         982,462          917,843
      c) regarding securities lending                                              12,554,247         838,927          935,590
(3)   Ratification of Deloitte & Touche LLP                                        17,423,504         200,859          750,112

--------------------------------------------------------------------------------
                                     -----

(LOGO)

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Stephen C. Eyre
Delayne D. Gold
Robert F. Gunia
Don G. Hoff
Robert E. LaBlanc
Mendel A. Melzer
Richard A. Redeker
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters

Officers
Richard A. Redeker, President
Susan C. Cote, Vice President
Thomas A. Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Mercator Asset Management, L.P.
2400 East Commercial Boulevard
Fort Lauderdale, FL 33308

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 1997 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Mutual Funds                        BULK RATE
Gateway Center Three                          U.S. POSTAGE
100 Mulberry Street                              PAID
Newark, NJ  07102-4077                        Permit 6807
(800) 225-1852                                New York, NY

743969503   MF115E4
743969602   Cat#42M273P
743969701
743969800